Nov. 01, 2017

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 22, 2018

to the Summary Prospectuses, Prospectuses

and Statement of Additional information as dated above

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

Although Fund level limited offering provisions for the JPMorgan Mid Cap Value Fund are being lifted, the Class L Shares of the Fund will be subject to the limited offering provisions for Class L Shares contained in the prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUSES FOR FUTURE REFERENCE